UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2022

Date of reporting period: December 31, 2022

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET MANAGEMENT
DECEMBER 31, 2022

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-457-3637; and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022
(UNAUDITED)

LETTER TO SHAREHOLDERS

Dear Shareholder:

While 2022 did not provide positive returns within the US equity markets, it was an exciting period of innovative change at Strategas Asset Management LLC (SAM). Founded in 2014, SAM is a research-driven manager of macro thematic asset management strategies, which we derive directly from Strategas Securities LLC (Strategas), a leading institutional brokerage firm focused on providing macro research and advisory services to institutional debt and equity investors, Strategas was once again the top ranked macro-only research shop by Institutional Investor’s 2022 All America Research Survey. Since its founding, SAM has provided clients with a suite of managed portfolios and global asset allocation sleeves to assist institutional investors, family offices, and financial advisors in implementing the tactical and thematic idea generation of Strategas’ macro-oriented research. However, at the beginning of 2022, we expanded our offerings to include two unique exchange traded funds (ETFs).

Since Strategas’ creation in 2006, our portfolio management team has provided our clients with stock baskets constructed with the goal of providing timely and direct exposure to specific macro investment themes. Strategas’ thematic portfolio concepts are the culmination of our in-depth analysis from our aforementioned Institutional Investor ranked analysts and our portfolio management teams’ construction process. Recognizing the challenges around investing in viable themes while also aware that many single-themed ETFs could trigger ill-timed selling when a particular theme has run its course, we developed two new products with a built-in thematic rotation component.

Our first ETF, the Strategas Global Policy Opportunities Fund (NYSE:SAGP), incorporates a policy thematic rotation component whereby we combine our proprietary lobbying intensity investment model with our recommended asset allocation. The result is a portfolio leveraged to the public policy initiatives viewed as having the greatest positive impact on corporate profits with tactical tilts toward the asset classes viewed as most favorable, i.e., domestic vs. international, large vs. mid & small-caps.

Our second ETF offering launched in 2022, the Strategas Macro Thematic Opportunities Fund (NYSE:SAMT), is an actively managed fund which leverages Strategas’ industry-leading macro research to employ our “thematic rotation” strategy, investing in the 3 to 5 themes in which we have the highest conviction. Rather than investing in a single theme, the Fund employs a thematic rotation approach whereby it adjusts positioning based on the shifts in macro trends to ensure the integrity of each theme’s investment thesis and the relevancy of its constituents.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022
(UNAUDITED)

While most equity market indices had notable negative returns over the past year (i.e., the S&P 500 dropped approximately 19.4% in 2022), we were still able to successfully manage our two new ETF offerings. Both funds outperformed their relative benchmarks while also providing a steady increase in assets as noted in the below chart.

The following pages provide a more in-depth performance review for each of our newly launched funds during 2022. For more information about Strategas Asset Management or our ETFs, please visit https://www.strategasasset.com/ or https://www.strategasetfs.com/, respectively. Should you have any questions, please do not hesitate to reach out.

Finally, we would like to thank our investors for their trust in Strategas Asset Management and are thankful to have this opportunity to provide you with our two thematic ETFs.

Sincerely,

Nicholas Bohnsack

President & Chief Executive Officer

Strategas Asset Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
DECEMBER 31, 2022
(UNAUDITED)

Management’s Discussion of Fund Performance: Strategas Global Policy Opportunities Fund (NYSE:SAGP)

The Strategas Global Policy Opportunities ETF (SAGP) is an actively managed fund, which combines Strategas Securities’ proprietary lobbying intensity investment return framework with Strategas Securities’ asset allocation model. An innovation from Strategas’ Head of Policy Research, Dan Clifton, who considers lobbying a non-traditional and largely unrecognized factor in company analysis. By utilizing publicly available lobbying data in our proprietary formula, Strategas Asset Management (SAM) seeks to capitalize on what it perceives as a lack of consideration given to lobbying in traditional financial analysis and lobbying’s potential to sway policy outcomes in companies’ favor. SAM utilizes publicly disclosed corporate lobbying data filed pursuant to the U.S. Lobbying Disclosure Act of 1995 to rank companies in the S&P 500 Index, the S&P 1000 Index, and the MSCI All Country World Index (ACWI) based on a proprietary formula that measures the degree to which a company engages in U.S. lobbying activity, which SAM refers to as “lobbying intensity.”

As of December 31, 2022, and since SAGP’s January 24, 2022, inception date, the fund has returned -5.4% while its benchmark, The ACWI, has returned -12.9% during the same period. An outperformance of approximately 750 basis points.

SAGP invests across market capitalizations and geographies, and we are pleased that in 2022 all three buckets of our asset allocation outperformed their respective benchmarks. This includes our US Large Cap (S&P 500 benchmark), US Small and Mid Cap (S&P 600 and 400 benchmarks), and non-US (All Country World Index ex-US) holdings.

We do not believe it was a coincidence that with such a large upheaval in government policy, our portfolio of stocks designed to benefit from changes in public policy had such a strong relative performance in 2022.

Portfolio Highlights:

SAGP benefitted by being positioned for a number of themes that played out in 2022:

1.

Geopolitical Risk/Global Defense Spending: Even before Russia’s attack on Ukraine, we could feel geopolitical tension building with growing pressure on governments to lift their defense spending over the next couple of years. Russia’s attack on Ukraine accelerated this development. SAGP was overweight Industrials stocks with a heavy tilt towards Defense companies, which had strong gains in 2022. Nearly 60 percent of SAGP’s 750 basis point return above the ACWI was attributable to its overweight position in Defense and other Industrials stocks. We expect this to be less of a tailwind in the first half of 2023 as investors rotate towards multinational stocks and deficit politics raises the prospect of potential spending cuts. Still, we find it difficult for defense spending to go down in such a tough geopolitical environment in the medium term.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
DECEMBER 31, 2022
(UNAUDITED)

2.

Supply Chains/Manufacturing/Onshoring: National security risks around supply chains are leading to a once in 40-year reversal for companies and supply chain resiliency is an emerging theme that played out in 2022. We expressed this in several ways such as SAGP’s overweight positions in Industrials and Materials, which benefit from more infrastructure development, as well as select Technology companies (although SAGP benefitted from being heavily underweight Technology stocks generally).

3.

Healthcare Innovation/Merger Activity: SAGP was overweight Health Care stocks in 2022, which held up well in a high inflation environment. The defensive property of the sector and the strong gains in biotech and pharma stocks offset macro weakness in other sectors. Health care stocks added one percent to the return above ACWI. Driving this was innovation in lifesaving drugs, including Eisai’s promising experimental drug slowing the development of Alzheimer’s in early-stage cases. SAGP also benefitted from two large mergers late in the year with Abiomed (ABMD) being purchased by Johnson and Johnson with a 50 percent premium and Horizon Pharmaceuticals being purchased by Amgen with a 48 percent premium.

4.

Corporate Tax Increases: A number of companies in the portfolio successfully worked against the enactment of higher corporate tax rates as well as new taxes on foreign source revenue. These tax increases could have lowered potential EPS growth in 2023. With Republicans winning the House, tax increases are now unlikely for the next two years.

5.

A Global Allocation with a US Tilt: In addition to thematic and sector allocation, the strategy’s relative performance also benefited from its non-US allocation. For much of 2022, the US was viewed as a safe haven as Russia invaded Ukraine and as China maintained restrictive COVID-19 policies. While SAGP did reduce its non-US target weight to the minimum 40 percent following Russia’s invasion of Ukraine, the fund’s non-US holdings outperformed the ACWX (iShares MSCI ACWI ex US ETF) in 2022. Non-US companies that lobby in the US, as SAGP’s holdings do, generally do so because they have a US business or revenue interest. In our view, holding non-US companies with US presence helped insulate the strategy.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
DECEMBER 31, 2022
(UNAUDITED)

DEFINITION OF THE COMPARATIVE INDEX

The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

Disclosures: The performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available above. For most recent data please call (855) 457-3637 or visit strategasetfs.com.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
DECEMBER 31, 2022
(UNAUDITED)

Comparison of Change in the Value of a $10,000 Investment in the Strategas Global Policy Opportunities ETF versus MSCI ACWI Index.

Total Return For The Period Ended December 31, 2022
Cumulative Inception to Date*
Strategas Global Policy Opportunities ETF	-5.40%
MSCI ACWI Index	-12.90%

*	Commenced operations on January 24, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change, because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 5.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
THEMATIC OPPORTUNITIES ETF
DECEMBER 31, 2022
(UNAUDITED)

Management’s Discussion of Fund Performance: Strategas Macro Thematic Opportunities Fund (NYSE:SAMT)

The Strategas Macro Thematic Opportunities ETF (SAMT) is an actively managed fund, which leverages Strategas Securities’ industry-leading macro research to identify durable intermediate-term investment themes and allocates to those with which the Firm has the highest conviction. The Fund is invested in three to five macro themes at any given time, with the constituents of each macro theme in the portfolio composed of U.S.-listed stocks across the market capitalization spectrum. SAMT’s thematic positioning is adjusted based on shifts in macro trends to ensure the integrity of each theme’s investment thesis and the relevancy of its constituents.

As of December 31, 2022, and since SAMT’s January 24, 2022, inception date, the fund has returned -7.0% while its benchmark, The S&P 500, has returned -11.98% during the same period. An outperformance of approximately 498 basis points.

We believe the combination of our cautious view on the market along with our foresight to rotate across different themes within the portfolio throughout a down year in the markets, has provided the ingredients for our outperformance to date. Entering 2022, we felt confident that the Federal Reserve would need to be aggressive in tightening monetary policy to combat inflation data that looked poised to last longer and go higher than many had anticipated. And along with this battle to combat inflation, investors would be faced with slowing economic growth as the cost of capital rose. Our themes of Pent-Up Travel Demand, Inflation for Longer, Quantitative Tightening and Slowing Growth morphed into De-Globalization, Energy Security, Cash Flow Aristocrats, and Recession Protection by year’s end. But throughout the rebalancing process, we were able to successfully offset any capital gains throughout the year for tax purposes.

Maxar Technologies Inc (MAXR) Occidental Petroleum Corp (OXY), Cheniere Energy Inc (LNG), Halliburton Co (HAL), and Lockheed Martin Corp (LMT), provided the most outperformance within the portfolio during 2022.

The Fund’s investment in MAXR, a cybersecurity name within our De-Globalization theme, benefited from Advent International’s agreement to buy MAXR, allowing the Fund to lock in a substantial gain last year. OXY was the Fund’s best performing stock during 2022, providing a gain of almost 59% as the oil exploration and production company benefited from a volatile year in the oil and natural gas markets. The Fund’s third highest contributor to outperformance during 2022, was Cheniere. While operating mainly in the liquefied natural gas markets, LNG first benefited from inflationary pressures on the natural gas markets in the first half of the year and has remained a top performer on the heels of limited spot market exposure due to longer term fixed contracts. Haliburton rounds out the energy names on the Fund’s 2022 best performers list as the Oil & Gas Equipment & Services company was able to increase its gross profit despite the aforementioned volatile oil and gas markets throughout the year. HAL’s declining debt along with steadily improving gross profit and net income has provided the sound fundamentals behind the almost 28% gain we

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
THEMATIC OPPORTUNITIES ETF
DECEMBER 31, 2022
(UNAUDITED)

have observed in the stock within the Fund’s portfolio. Finally, LMT hit a multi decade high in price late last year as the aerospace and defense company saw increased revenues on the heels of increased defense spending within our De-Globalization theme.

Intrepid Potash Inc (IPI), Newmont Corp (NEM), Edwards Lifesciences Corp (EW), Wheaton Precious Metals Corp (WPM), and MP Materials Corp (MP) round out the biggest detractors from Fund portfolio performance. After reaching a new high in price early in the year, IPI saw its revenues drop throughout the year as farmers limited spending on fertilizers due to high prices and field work delayed by extreme weather. This combination provided reasoning for IPI’s mid-year exit from the portfolio. NEM and WPM are two names within the Gold subindustry group that also hit new highs in price during the year, only to reverse and subsequently exit the portfolio as revenues dropped following gold’s precipitous decline beginning in late spring of 2022. A third name in a similar space, which also hit a new high in price around the same time as the gold names, is MP Materials. This diversified metal and mining name struggled to provide positive performance as it traded in lock step with a down market and slowing economy. Rounding out the detractors is EW, the health care equipment name which found difficulty providing upside movement in price due to macro headwinds such as rising wage costs.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
THEMATIC OPPORTUNITIES ETF
DECEMBER 31, 2022
(UNAUDITED)

DEFINITION OF THE COMPARATIVE INDEX

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

Disclosures: The performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available above. For most recent data please call (855) 457-3637 or visit strategasetfs.com.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
THEMATIC OPPORTUNITIES ETF
DECEMBER 31, 2022
(UNAUDITED)

Comparison of Change in the Value of a $10,000 Investment in the Strategas Macro Thematic Opportunities ETF versus S&P 500 Index.

Total Return For The Period Ended December 31, 2022
Cumulative Inception to Date*
Strategas Macro Thematic Opportunities ETF	-7.00%
S&P 500 Index	-11.98%

*	Commenced operations on January 24, 2022.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change, because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index on page 9.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
DECEMBER 31, 2022

SECTOR WEIGHTINGS (UNAUDITED)†

Health Care	36.9%
Industrials	25.0
Information Technology	8.0
Consumer Discretionary	7.8
Materials	7.3
Consumer Staples	5.6
Communication Services	5.2
Financials	2.3
Energy	0.5

Total Investments	98.6

Other Assets and Liabilities, Net	1.4

100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.6%

	Shares	Value
DENMARK — 3.6%
Novo Nordisk, Cl B	2,908	$391,470
Novozymes, Cl B	6,265	316,404

		707,874

GERMANY — 1.9%
Fresenius Medical Care AG & KGaA	11,613	378,883

ISRAEL — 3.7%
Elbit Systems	2,063	334,664
Teva Pharmaceutical Industries *	41,572	388,681

		723,345

ITALY — 1.9%
Amplifon	12,871	382,150

JAPAN — 3.6%
Astellas Pharma	23,500	357,367
Eisai	5,500	362,818

		720,185

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
DECEMBER 31, 2022

COMMON STOCK — continued

	Shares	Value
NETHERLANDS — 3.6%
Koninklijke Philips	24,358	$364,048
Universal Music Group	15,365	369,125

		733,173

NORWAY — 1.8%
Kongsberg Gruppen	8,758	369,488

UNITED KINGDOM — 10.9%
BAE Systems PLC	36,359	374,384
Experian PLC	10,276	347,717
InterContinental Hotels Group PLC	6,221	355,007
RELX PLC	12,911	355,343
Smith & Nephew PLC	27,501	367,035
Smiths Group PLC	18,791	361,322

		2,160,808

UNITED STATES — 67.6%
COMMUNICATION SERVICES — 3.3%
Fox	10,671	324,078
Match Group *	6,849	284,165
Yelp, Cl A *	1,701	46,505

		654,748

CONSUMER DISCRETIONARY — 6.0%
Domino’s Pizza	888	307,603
Etsy *	2,622	314,063
H&R Block	1,203	43,922
Perdoceo Education *	3,669	50,999
Polaris	459	46,359
Stride *	1,484	46,419
Vista Outdoor *	1,882	45,864
Yum! Brands	2,693	344,920

		1,200,149

CONSUMER STAPLES — 5.6%
Altria Group	7,430	339,625
Brown-Forman, Cl B	4,742	311,455
Philip Morris International	3,474	351,603
USANA Health Sciences *	955	50,806
Vector Group	4,746	56,288

		1,109,777

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
DECEMBER 31, 2022

COMMON STOCK — continued

	Shares	Value
ENERGY — 0.5%
Bristow Group *	2,027	$54,993
Green Plains *	1,524	46,482

		101,475

FINANCIALS — 2.3%
Aon PLC, Cl A	1,167	350,263
Blucora *	2,104	53,715
Federated Hermes, Cl B	1,438	52,214

		456,192

HEALTH CARE — 22.0%
Amedisys *	579	48,370
Amgen	1,207	317,006
Biogen *	1,132	313,473
Catalyst Pharmaceuticals *	3,141	58,423
Chemed	97	49,512
Coherus Biosciences *	7,674	60,778
DaVita *	4,694	350,501
Dynavax Technologies *	4,238	45,092
Eagle Pharmaceuticals *	1,469	42,939
Emergent BioSolutions *	4,279	50,535
Exelixis *	3,081	49,419
Harmony Biosciences Holdings *	880	48,488
Horizon Therapeutics PLC *	3,585	407,973
Illumina *	1,590	321,498
Inari Medical *	712	45,255
Incyte *	4,346	349,071
Jazz Pharmaceuticals PLC *	2,292	365,138
Lantheus Holdings *	848	43,214
LHC Group *	329	53,196
Molina Healthcare *	1,027	339,136
Myriad Genetics *	2,601	37,741
Neurocrine Biosciences *	416	49,687
Novocure *	4,679	343,205
Organogenesis Holdings, Cl A *	19,218	51,696
Pacira BioSciences *	1,092	42,162
Pediatrix Medical Group *	3,296	48,978
REGENXBIO *	2,203	49,964
Roche Holding	1,104	346,641

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
DECEMBER 31, 2022

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Select Medical Holdings	2,141	$53,161
Vir Biotechnology *	1,867	47,254

		4,429,506

INDUSTRIALS — 14.2%
A O Smith	5,700	326,268
AAR *	1,154	51,814
Aerojet Rocketdyne Holdings *	1,014	56,713
Axon Enterprise *	285	47,290
CoreCivic *	3,968	45,870
Fluor *	1,565	54,243
General Dynamics	1,372	340,407
GEO Group *	4,453	48,760
Huntington Ingalls Industries	1,494	344,636
Leidos Holdings	3,166	333,032
Lockheed Martin	712	346,381
Northrop Grumman	652	355,738
Pitney Bowes	13,785	52,383
Science Applications International	481	53,357
Textron	4,851	343,451
TrueBlue *	2,387	46,737

		2,847,080

INFORMATION TECHNOLOGY — 8.0%
Fair Isaac *	85	50,879
Fortinet *	6,515	318,518
InterDigital	1,047	51,806
Lattice Semiconductor *	726	47,103
LiveRamp Holdings *	2,397	56,186
Maximus	751	55,071
QUALCOMM	2,736	300,796
Rambus *	1,372	49,145
ServiceNow *	832	323,041
VeriSign *	1,731	355,616

		1,608,161

MATERIALS — 5.7%
Century Aluminum *	5,846	47,820
Eastman Chemical	3,996	325,434
International Paper	9,328	323,029

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
DECEMBER 31, 2022

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
LyondellBasell Industries, Cl A	4,231	$351,300
Materion	655	57,319
MP Materials *	1,585	38,484

		1,143,386

		13,550,474

TOTAL COMMON STOCK (Cost $20,119,365)		19,726,380

TOTAL INVESTMENTS— 98.6% (Cost $20,119,365)		$19,726,380

Percentages are based on Net Assets of $20,004,006.

*   Non-income producing security.

Cl — Class

PLC — Public Limited Company

As of December 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
DECEMBER 31, 2022

SECTOR WEIGHTINGS (UNAUDITED)†

Consumer Staples	20.4%
Energy	18.4
Health Care	16.4
Industrials	13.0
Utilities	7.2
Financials	6.1
Consumer Discretionary	4.7
Materials	4.6
Information Technology	4.4
Real Estate	1.6

Total Investments	96.8

Other Assets and Liabilities, Net	3.2

100.0%

† As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.8%

	Shares	Value
CONSUMER DISCRETIONARY — 4.7%

Lowe’s	6,270	$1,249,235

McDonald’s	4,711	1,241,490

Ulta Beauty *	2,447	1,147,814

		3,638,539

CONSUMER STAPLES — 20.4%

Archer-Daniels-Midland	13,365	1,240,940

Brown-Forman, Cl B	19,037	1,250,350

Campbell Soup	19,504	1,106,852

Celsius Holdings *	10,513	1,093,773

Church & Dwight	15,380	1,239,782

Coca-Cola	19,804	1,259,732

Colgate-Palmolive	15,872	1,250,555

Conagra Brands	32,528	1,258,834

Costco Wholesale	2,726	1,244,419

Edgewell Personal Care	28,463	1,096,964

J M Smucker	7,920	1,255,003

Kellogg	17,506	1,247,127

Philip Morris International	12,443	1,259,356

		15,803,687

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
DECEMBER 31, 2022

COMMON STOCK — continued

	Shares	Value

ENERGY — 18.4%

Antero Resources *	43,749	$1,355,781

Cameco	64,846	1,470,059

Cheniere Energy	9,446	1,416,522

EOG Resources	11,244	1,456,323

EQT	40,729	1,377,862

Exxon Mobil	13,453	1,483,866

Halliburton	37,477	1,474,720

NOV	71,175	1,486,846

Occidental Petroleum	22,938	1,444,865

Peabody Energy *	49,624	1,311,066

		14,277,910

FINANCIALS — 6.1%

Allstate	9,279	1,258,232

Cullen/Frost Bankers	8,466	1,131,904

Hanover Insurance Group	9,211	1,244,683

Hartford Financial Services Group	14,611	1,107,952

		4,742,771

HEALTH CARE — 16.4%

AmerisourceBergen	6,563	1,087,555

Cardinal Health	13,937	1,071,337

Cigna	3,333	1,104,356

CVS Health	11,887	1,107,750

Eli Lilly	3,445	1,260,319

HCA Healthcare	4,646	1,114,854

Incyte *	13,725	1,102,392

Johnson & Johnson	7,119	1,257,571

Merck	9,988	1,108,169

Pfizer	24,376	1,249,026

UnitedHealth Group	2,385	1,264,479

		12,727,808

INDUSTRIALS — 13.0%

CSX	40,359	1,250,322

Deere	2,894	1,240,831

General Dynamics	5,087	1,262,136

L3Harris Technologies	6,122	1,274,662

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
DECEMBER 31, 2022

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued

Lockheed Martin	2,616	$1,272,658

Northrop Grumman	2,363	1,289,276

Rollins	33,962	1,240,971

Waste Management	7,953	1,247,667

		10,078,523

INFORMATION TECHNOLOGY — 4.4%

Broadcom	2,016	1,127,206

Juniper Networks	35,229	1,125,919

Microsoft	4,681	1,122,597

		3,375,722

MATERIALS — 4.6%

Albemarle	5,582	1,210,513

Corteva	21,309	1,252,543

Silgan Holdings	21,066	1,092,061

		3,555,117

REAL ESTATE — 1.6%

Iron Mountain ‡	24,933	1,242,910

UTILITIES — 7.2%

CMS Energy	23,009	1,457,160

DTE Energy	12,323	1,448,322

Ormat Technologies	14,441	1,248,858

PPL	49,378	1,442,825

		5,597,165

TOTAL COMMON STOCK (Cost $75,650,692)		75,040,152

TOTAL INVESTMENTS— 96.8% (Cost $75,650,692)		$75,040,152

Percentages are based on Net Assets of $77,549,607.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
DECEMBER 31, 2022

As of December 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022

STATEMENTS OF ASSETS AND LIABILITIES

	Strategas Global Policy Opportunities ETF	Strategas Macro Thematic Opportunities ETF
Assets:
Investments at Value (Cost $20,119,365 and $75,650,692)	$19,726,380	$75,040,152
Cash	371,761	3,033,961
Foreign Currency at Value (Cost $49 and $—)	50	—
Dividend and Interest Receivable	16,329	84,598
Reclaim Receivable	2,163	532

Total Assets	20,116,683	78,159,243

Liabilities:
Payable for distributions	101,830	567,168
Payable for Management Fees	10,847	42,468

Total Liabilities	112,677	609,636

Net Assets	$20,004,006	$77,549,607

Net Assets Consist of:
Paid-in Capital	$20,559,671	$82,600,871
Total Accumulated Loss	(555,665)	(5,051,264)

Net Assets	$20,004,006	$77,549,607

Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	850,000	3,360,000

Net Asset Value, Offering and Redemption Price Per Share	$23.53	$23.08

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
FOR THE PERIOD ENDED DECEMBER 31, 2022

STATEMENTS OF OPERATIONS

	Strategas Global Policy Opportunities ETF(1)	Strategas Macro Thematic Opportunities ETF(1)
Investment Income:
Dividend Income	$172,559	$795,541
Interest Income	2,899	26,642
Less: Foreign Taxes Withheld	(4,787)	(3,838)

Total Investment Income	170,671	818,345

Expenses:
Management Fees	70,959	253,857

Total Expenses	70,959	253,857

Net Investment Income	99,712	564,488

Net Realized Gain (Loss) on:
Investments(2)	(163,498)	(4,373,798)
Foreign Currency Transactions	2,908	—

Net Realized Gain (Loss)	(160,590)	(4,373,798)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(392,985)	(610,540)
Foreign Currency Translations	28	—

Net Change in Unrealized Appreciation (Depreciation)	(392,957)	(610,540)

Net Realized and Unrealized Loss	(553,547)	(4,984,338)

Net Decrease in Net Assets Resulting from Operations	$(453,835)	$(4,419,850)

(1)	Commenced operations on January 24, 2022.
(2)	Includes Realized Gain (Loss) as a result of in-kind redemptions. (See Note 6 in the Notes to Financial Statements.)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

	Strategas Global Policy Opportunities ETF	Strategas Macro Thematic Opportunities ETF
	Period Ended December 31, 2022(1)	Period Ended December 31, 2022(1)
Operations:
Net Investment Income	$99,712	$564,488
Net Realized Gain (Loss)	(160,590)	(4,373,798)
Net Change in Unrealized Appreciation (Depreciation)	(392,957)	(610,540)

Net Decrease in Net Assets Resulting from Operations	(453,835)	(4,419,850)

Distributions	(101,830)	(567,168)

Capital Share Transactions:
Issued	20,559,671	90,630,477
Redeemed	—	(8,093,852)

Increase in Net Assets from Capital Share Transactions	20,559,671	82,536,625

Total Increase in Net Assets	20,004,006	77,549,607

Net Assets:
Beginning of Period	—	—

End of Period	$20,004,006	$77,549,607

Share Transactions:
Issued	850,000	3,730,000
Redeemed	—	(370,000)

Net Increase in Shares Outstanding from Share Transactions	850,000	3,360,000

(1)	Commenced operations on January 24, 2022.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Period Ended December 31, 2022(1)

Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:

Net Investment Income *	0.20

Net Realized and Unrealized Loss on Investments	(1.55)

Total from Investment Operations	(1.35)

Dividends and Distributions:

Net Investment Income	(0.12)

Total Dividends and Distributions	(0.12)

Net Asset Value, End of Period	$23.53

Total Return†	(5.40)%

Net Assets End of Period (Thousands)	$20,004

Ratios and Supplemental Data:

Ratio of Expenses to Average Net Assets	0.65%††

Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.65%††

Ratio of Net Investment Income to Average Net Assets	0.91%††

Portfolio Turnover	85%‡

*	Per unit data calculated using average units method.
†

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on January 24, 2022.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Period Ended December 31, 2022(1)

Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:

Net Investment Income*	0.32

Net Realized and Unrealized Loss on Investments	(2.07)

Total from Investment Operations	(1.75)

Dividends and Distributions:

Net Investment Income	(0.17)

Total Dividends and Distributions	(0.17)

Net Asset Value, End of Period	$23.08

Total Return†	(7.00)%

Net Assets End of Period (Thousands)	$77,550

Ratios and Supplemental Data:

Ratio of Expenses to Average Net Assets	0.65%††

Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.65%††

Ratio of Net Investment Income to Average Net Assets	1.45%††

Portfolio Turnover	94%‡

*	Per unit data calculated using average units method.
†

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Excludes effects of standard creation and redemption transaction fees associated with creation units.

††	Annualized.
‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on January 24, 2022.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the Strategas Global Policy Opportunities ETF and Strategas Macro Thematic Opportunities ETF (each a “Fund” and together, the “Funds”). The investment objective of the Funds is to seek long-term capital appreciation. The Funds are classified as a “diversified” investment company and operate as an exchange traded fund (“ETF”). Strategas Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Funds. Vident Investment Advisory, LLC (the “Sub-Adviser”) serves as the sub-adviser to the Funds. The Funds commenced operations on January 24, 2022. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022

that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are required to be fair valued under the 1940 Act.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through a Fair Value Committee (the “Committee”) established by the Adviser and approved new Adviser Fair Value Procedures for the Funds. Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board and were implemented through the Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022

in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022

likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended December 31, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended December 31, 2022, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute their net investment income and any net realized capital gains at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 10,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

The following table discloses Creation Unit breakdown as of the period ended December 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value at December 31, 2022	Redemption Transaction Fee
Strategas Global Policy Opportunities ETF	10,000	$750	$235,300	$750
Strategas Macro Thematic Opportunities ETF	10,000	$200	$230,800	$200

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended December 31, 2022, the Funds did not incur any fees for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the period ended December 31, 2022, the Funds did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement and Sub-Advisory Agreement:

The Adviser oversees the day-to-day operations of the Funds, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022

other services necessary for the Funds to operate. Further, the Adviser continuously reviews, supervises, and administers the Funds’ investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser. The Board supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. For its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the average daily net assets of each Fund.

Under the investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser, the Adviser has agreed to pay all expenses incurred by each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives.

On January 19, 2022, the Adviser and Vident Investment Advisory, LLC (the “Sub-Adviser”) entered into an investment sub-advisory agreement with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to a Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser subject to the supervision of the Adviser and the Board.

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.07% based on the average daily net assets of each Fund for assets up to $250 million, 0.065% based on the average daily net assets of each Fund when assets exceed $250 million, and 0.06% based on the average daily net assets of each Fund when assets exceed $500 million, subject to a minimum annual fee of $35,000.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022

6. Investment Transactions:

For the period ended December 31, 2022, the purchases and sales of investment securities other than in-kind transactions, long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
Strategas Global Policy Opportunities ETF	$10,004,407	$9,686,759
Strategas Macro Thematic Opportunities ETF	39,440,180	39,540,822

For the period ended December 31, 2022, there were in-kind transactions associated with creation and redemptions:

	Purchases	Sales	Realized Gain/(Loss)
Strategas Global Policy Opportunities ETF	$19,965,261	$—	$—
Strategas Macro Thematic Opportunities ETF	87,824,188	7,699,056	63,761

For the period ended December 31, 2022, there were no purchases or sales of long-term U.S. Government securities by the Funds.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

During the period ended December 31, 2022, the following permanent differences in the components of distributable earnings primarily attributable to redemptions in-kind and reclassifications of distributions on REITs:

	Distributable Earnings/(Accumulated Loss)	Paid-in Capital
Strategas Macro Thematic Opportunities ETF	$ (64,246)	$ 64,246

These reclassifications had no impact on the net assets or net values of the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022

The tax character of dividends and distributions declared during the fiscal year ended December 31, 2022 were as follows:

		Ordinary Income	Long-Term Capital Gain	Total
Strategas Global Policy Opportunities ETF	2022	$101,830	$—	$101,830
Strategas Macro Thematic Opportunities ETF	2022	567,168	—	567,168

As of December 31, 2022, the components of accumulated loss on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Depreciation	Other Temporary Differences	Total Accumulated Loss
Strategas Global Policy Opportunities ETF	$792	$—	$(21,205)	$(535,250)	$(2)	$(555,665)
Strategas Macro Thematic Opportunities ETF	—	—	(4,116,371)	(871,321)	(63,572)	(5,051,264)

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total
Strategas Global Policy Opportunities ETF	$21,205	$—	$21,205
Strategas Macro Thematic Opportunities ETF	4,116,371	—	4,116,371

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at December 31, 2022, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
Strategas Global Policy Opportunities ETF	$20,261,658	$1,083,813	$(1,619,063)	$(535,250)
Strategas Macro Thematic Opportunities ETF	75,911,473	1,813,970	(2,685,291)	(871,321)

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

8. Concentration of Risks:

As with all management investment companies, a shareholder of the Funds are subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet their investment objective.

Lobbying Focused Investments Risk (Strategas Global Policy Opportunities ETF) - The Adviser’s investment process utilizes lobbying intensity as the primary input when selecting securities for the Fund’s portfolio. The Adviser does not consider a company’s traditional financial metrics when constructing the Fund’s portfolio. A company’s financial performance is determined by a number of factors, and the degree to which a company engages in lobbying activities may have little or no impact on whether the company performs well or poorly financially. Further, a company may be lobbying due to a threat to its operations created by proposed or anticipated regulations and if such lobbying efforts are unsuccessful and the regulations are adopted, the regulations could lead to increased operational costs or other effects causing underperformance. Companies with significant lobbying expenditures may underperform companies with lower lobbying expenditures. The Fund may forego some market opportunities available to funds that do not focus on securities of companies with significant lobbying activity, and therefore the Fund may underperform such other funds.

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Equity Market Risk (All Funds) – The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders such as the Fund.

Methodology Risk (Strategas Global Policy Opportunities ETF) – The Adviser’s methodology to determine a company’s “lobbying intensity” is derived from publicly available lobbying data filed and disclosed pursuant to the LDA. To the extent that a company fraudulently or accidently reports incorrect lobbying expenditures, such data may affect the Adviser’s methodology and cause securities of a company to be included in or excluded from the Fund’s portfolio when such securities otherwise would have been excluded or included, respectively. Further, there may be ways to influence legislation or public policy that may not be legally classified as “lobbying” or reported as such pursuant to the LDA. Additionally, the LDA 4only covers U.S. federal lobbying and does not include state or local lobbying or the lobbying of foreign governments. To the extent that the data disclosed pursuant to the LDA does not fully capture all lobbying expenditures or is otherwise incomplete, the Adviser’s methodology may be affected and result in securities of companies being included or excluded in the portfolio of the Fund that otherwise may have been excluded or included, respectively. The exclusion or inclusion of such securities may negatively affect the value of the Fund’s portfolio.

Foreign Company Risk (Strategas Global Policy Opportunities ETF) – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies

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are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Currency Risk (Strategas Global Policy Opportunities ETF) – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Large Capitalization Risk (All Funds) – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Companies Risk (All Funds) – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small 5capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Emerging Market Company Risk (Strategas Global Policy Opportunities ETF) – Investments in emerging market companies are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The Fund considers an emerging market company to be a company designated as from an emerging market country by the MSCI All Country World Index.

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Geographic Focus Risk (Strategas Global Policy Opportunities ETF) – To the extent that it focuses its investments in a particular country or geographic region outside the U.S., the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

European Risk – The Fund expects to have significant exposure to securities of issuers located in the European region. As a result, the Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests. Any adverse economic or political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro, the default or threat of default by an EU member country on its sovereign debt, and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the Euro and/or withdraw from the EU, such as the United Kingdom’s (“U.K.’s”) formal exit on January 31, 2020. While the U.K left the EU single markets and customs union under the terms of a new trade agreement effective December 31, 2020, there is still considerable uncertainty relating to the potential consequences associated with the U.K.’s exit and whether the exit will increase the likelihood of other countries also departing the EU.

Active Management Risk (All Funds) – The success of the Fund’s strategy is dependent on the Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising, in which case the Fund could experience losses regardless of the overall performance of the U.S. equity market.

Macro-Thematic Trend Investing Strategy Risk (Strategas Macro Thematic Opportunities ETF) – The Adviser select securities for the Fund’s portfolio pursuant to a macro-thematic trend investment strategy. The value of the Fund may decline if, among other reasons, macro-thematic trends believed to be

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beneficial to the Fund do not develop as anticipated or maintain over time, securities selected for inclusion in the Fund’s portfolio due to their security characteristics that the Adviser believes are most highly correlated to a macro-thematic trend do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a macro-thematic trend, or other investment strategies generally outperform macro-thematic trends investing based on a variety of factors.

Liquidity Risk (All Funds) – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

ETF Risks (All Funds) – The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

Trading Risk – Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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New Fund Risk (All Funds) – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Sector Focus Risk (All Funds) – Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Industrials Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund expects to have significant exposure to securities of issuers in the industrials sector. The Fund is subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund expects to have significant exposure to securities of issuers in the information technology sector. The information technology sector has been among the most volatile sectors of the stock market. Because the Fund’s investments are significantly exposed to companies in the information technology sector, its performance will be significantly affected by developments in that sector. The information technology sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. Companies in the information technology sector involve greater risk because their revenue and/ or earnings tend to be less predictable (and some companies may be experiencing significant losses)

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and their share prices tend to be more volatile. Certain companies in the information technology sector may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled. The risks associated with companies in the information technology sector are magnified in the case of small-cap technology companies.

Healthcare Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund expects to have significant exposure to securities of issuers in the healthcare sector. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector can also be significantly affected by product liability claims, rapid obsolescence of products or services, and patent expirations, as well as government approval of products and services.

Financials Sector Risk (Strategas Macro Thematic Opportunities ETF) – The Fund expects to have significant exposure to securities of issuers in the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Consumer Discretionary Sector Risk (Strategas Macro Thematic Opportunities ETF) – The Fund expects to have significant exposure to securities of issuers in the consumer discretionary sector. Companies in the consumer discretionary sector are subject to the performance of the overall

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international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. The impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the overall international economy and, in turn, negatively affect companies in the consumer discretionary sector.

Valuation Risk (All Funds) – The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Portfolio Turnover Risk (All Funds) – Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

9. Concentration of Shareholders:

At December 31, 2022, the records of the Trust reflected that 100% of the Strategas Global Policy Opportunities ETF and the Strategas Macro Thematic Opportunities ETF total shares outstanding were held by three and two Authorized Participants, respectively in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of

Strategas Global Policy Opportunities ETF and Strategas Macro Thematic Opportunities ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, of Strategas Global Policy Opportunities ETF and Strategas Macro Thematic Opportunities ETF (collectively referred to as the “Funds”), (two of the series constituting The Advisors’ Inner Circle Fund III (the “Trust”)), including the schedules of investments, as of December 31, 2022, and the related statements of operations, changes in net assets and the financial highlights for the period from January 24, 2022 (commencement of operations) through December 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (two of the series constituting The Advisors’ Inner Circle Fund III) at December 31, 2022, the results of their operations, the changes in their net assets and the financial highlights for each of the period from January 24, 2022 (commencement of operations) through December 31, 2022, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over

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financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Strategas Asset Management, LLC investment companies since 2023.

Philadelphia, Pennsylvania

March 1, 2023

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MANAGEMENT
DECEMBER 31, 2022
(UNAUDITED)

DISCLOSURE OF FUND EXPENSES

All exchange traded funds (“ETFs”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2022 to December 31, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

●

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
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(UNAUDITED)

DISCLOSURE OF FUND EXPENSES

your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Annualized Expense Ratios	Expenses Paid During Period*
Strategas Global Policy Opportunities ETF
Actual Fund Return	$1,000.00	$1,041.00	0.65%	$3.34
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31
Strategas Macro Thematic Opportunities ETF
Actual Fund Return	$1,000.00	$1,022.90	0.65%	$3.31
Hypothetical 5% Return	1,000.00	1,021.93	0.65	3.31

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect one-half year period shown).

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be

Name and Year of Birth	Position with Trust and length of Time Served[1]	Principal Occupation in the Past Five Years

INTERESTED TRUSTEES[2,3]
William M. Doran (Born: 1940)	Chairman of the Board of Trustees (since 2014)

Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES[3]
Jon C. Hunt (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
Thomas P. Lemke (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.

1. Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2. Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

3. Trustees oversee 65 funds in The Advisors’ Inner Circle Fund III.

4. Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

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“interested persons” are referred to as “Independent Trustees.” Mr. Doran is a Trustee who may be deemed to be “interested” person of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-457-3637. The following chart lists Trustees and Officers as of December 31, 2022.

Other Directorships Held in the Past Five Years[4]

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund, J.P. Morgan Funds (171 Portfolios) and Symmetry Panoramic Trust (16 Portfolios). Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupation in the Past Five Years
INDEPENDENT TRUSTEES (continued)[3]
Nichelle Maynard-Elliott (Born: 1968)	Trustee (since 2021)	Independent Director since 2018. Executive Director, M&A at Praxair Inc. from 2011-2019.
Jay C. Nadel (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
Randall S. Yanker (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
OFFICERS
Michael Beattie (Born: 1965)	President (since 2014)	Director of Client Service, SEI Investments Company, since 2004.
James Bernstein (Born: 1962)	Vice President (since 2017) Secretary (since 2020)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

John Bourgeois (Born: 1973)	Assistant Treasurer (since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

1. Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2. Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

3. Trustees oversee 65 funds in The Advisors’ Inner Circle Fund III.

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Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd. Director of Element Solutions Inc., Director of Xerox Holdings Corporation, and Director of Lucid Group, Inc.

Former Directorships: Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Chairman of the Board of Trustees of City National Rochdale Funds. Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

Current Directorships: Trustee of Gallery Trust, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund. Independent Non-Executive Director of HFA Holdings Limited. Director of Chiron Capital Allocation Fund Ltd.

Former Directorships: Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018. Trustee of Schroder Global Series Trust to 2021. Trustee of Schroder Series Trust to 2022.

None.

None.

None.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation in the Past Five Years
OFFICERS (continued)
Eric C. Griffith (Born: 1969)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2019. Vice President and Assistant General Counsel, JPMorgan Chase & Co., from 2012 to 2018.
Matthew M. Maher (Born: 1975)	Vice President and Assistant Secretary (since 2018)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

Andrew Metzger (Born: 1980)	Treasurer, Controller and Chief Financial Officer (since 2021)	Director of Fund Accounting, SEI Investments, since 2020. Senior Director, Embark, from 2019 to 2020. Senior Manager, PricewaterhouseCoopers LLP, from 2002 to 2019.
Robert Morrow (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022
(UNAUDITED)

Other Directorships Held in the Past Five Years

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022
(UNAUDITED)

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation in the Past Five Years
OFFICERS (continued)
Stephen F. Panner (Born: 1970)	Chief Compliance Officer (since 2022)	Chief Compliance Officer of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Catholic Values Trust, SEI Exchange Traded Funds, SEI Structured Credit Fund LP, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, The Advisors’ Inner Circle Fund III, Bishop Street Funds, Frost Family of Funds, Gallery Trust, Delaware Wilshire Private Markets Fund, Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Tender Fund and Catholic Responsible Investments Funds since September 2022. Fund Compliance Officer of SEI Investments Company from February 2011 to September 2022. Fund Accounting Director and CFO and Controller for the SEI Funds from July 2005 to February 2011.
Alexander F. Smith (Born: 1977)	Vice President and Assistant Secretary (since 2020)	Counsel at SEI Investments since 2020. Associate Counsel & Manager, Vanguard, 2012 to 2020. Attorney, Stradley Ronon Stevens & Young, LLP, 2008 to 2012.
Bridget E. Sudall (Born: 1980)	Privacy Officer (from 2015 – June 2022 and since November 2022) Anti-Money Laundering Officer (from 2015 – June 2022 and since November 2022)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022
(UNAUDITED)

Other Directorships Held in the Past Five Years

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
DECEMBER 31, 2022
(UNAUDITED)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a December 31, 2022 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended December 31, 2022, the Fund is designating the following items with regard to distributions paid during the period.

Return of Capital	Long Term Capital Gain Distribution	Ordinary Income Distribution	Total Distributions	Dividends Qualifying for Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Foreign Investors Interest Related Dividends(4)	Qualified Short- Term Capital Gain(5)
Strategas Global Policy Opportunities ETF
0.00%	0.00%	100.00%	100.00%	86.94%	100.00%	0.00%	1.63%	0.00%
Strategas Macro Thematic Opportunities ETF
0.00%	0.00%	100.00%	100.00%	100.00%	100.00%	0.00%	3.50%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2022. Complete information will be computed and reported in conjunction with your 2022 Form 1099-DIV.

NOTES

Strategas ETFs

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

855-457-3637

Investment Adviser

Strategas Asset Management, LLC

52 Vanderbilt Avenue, 19th Floor

New York, NY 10017

Sub-Adviser

Vident Investment Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, GA 30009

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

STR-AR-001-0100

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to The Advisors’ Inner Circle Fund III (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2022			FYE December 31, 2021
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$682,615	None	None	$704,515	None	$11,990
(b)	Audit- Related Fees	None	None	None	$4,000	None	None
(c)	Tax Fees	$101,900(3)	None	$112,623(2)	None	None	$90,000(2)
(d)	All Other Fees	None	None	$5,301	None	None	$1,473

Fees billed by BBD LLP (“BBD”) relate to the Trust.

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2022			FYE December 31, 2021
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$88,500	None	None	$87,000	None	None
(b)	Audit- Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2022			FYE December 31, 2021
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$277,908	None	None	$51,220	None	None
(b)	Audit- Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(3)	Fees in connection with international withholding tax analysis.

 (e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)     Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2022	FYE December 31, 2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)     Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (BBD):

	FYE December 31, 2022	FYE December 31, 2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2)     Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2022	FYE December 31, 2021
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)           Not applicable.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $117,924 and $91,473 for 2022 and 2021, respectively.

(g)       The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2022 and 2021, respectively.

(g)       The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2022 and 2021, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie
President

Date: March 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 10, 2023

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Treasurer, Controller, and CFO

Date: March 10, 2023